UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (4.8%)

Embraer SA ADR (Brazil)	1,823	$59,193

European Aeronautic Defence and Space Co. (France)	3,704	235,991

General Dynamics Corp.	1,066	93,296

Honeywell International, Inc.	4,598	381,818

L-3 Communications Holdings, Inc.	5,790	547,155

Northrop Grumman Corp.	3,253	309,881

Precision Castparts Corp.	434	98,622

Raytheon Co.(S)	5,615	432,748

United Technologies Corp.	4,390	473,330

		2,632,034
Air freight and logistics (0.1%)

United Parcel Service, Inc. Class B	258	23,573

		23,573
Airlines (0.5%)

Delta Air Lines, Inc.(S)	10,324	243,543

United Continental Holdings, Inc.(NON)	1,400	42,994

		286,537
Auto components (0.9%)

BorgWarner, Inc.(S)	600	60,834

Johnson Controls, Inc.	8,217	341,006

TRW Automotive Holdings Corp.(NON)	900	64,179

		466,019
Automobiles (0.7%)

Ford Motor Co.	14,451	243,788

General Motors Co.(NON)	3,900	140,283

Tesla Motors, Inc.(NON)	100	19,342

		403,413
Beverages (2.4%)

Beam, Inc.	6,539	422,746

Brown-Forman Corp. Class B	2,467	168,077

Coca-Cola Enterprises, Inc.	11,984	481,877

Dr. Pepper Snapple Group, Inc.(S)	5,400	242,028

		1,314,728
Biotechnology (2.5%)

Amgen, Inc.	1,743	195,111

Celgene Corp.(NON)	3,306	508,893

Gilead Sciences, Inc.(NON)	7,346	461,623

Regeneron Pharmaceuticals, Inc.(NON)	300	93,861

Vertex Pharmaceuticals, Inc.(NON)	1,200	90,984

		1,350,472
Building products (0.5%)

Fortune Brands Home & Security, Inc.	6,374	265,350

		265,350
Capital markets (2.5%)

Ameriprise Financial, Inc.	2,069	188,445

Blackstone Group LP (The)	3,174	79,001

Carlyle Group LP (The) (Partnership shares)	3,000	77,160

Charles Schwab Corp. (The)	15,823	334,498

Invesco, Ltd.	3,566	113,755

KKR & Co. LP	10,089	207,632

Morgan Stanley	7,041	189,755

State Street Corp.	2,873	188,900

		1,379,146
Chemicals (2.4%)

Agrium, Inc. (Canada)(S)	890	74,787

Albemarle Corp.	821	51,674

Celanese Corp. Ser. A	1,322	69,788

Dow Chemical Co. (The)	3,677	141,197

Eastman Chemical Co.	1,330	103,607

Ecolab, Inc.	2,377	234,753

Huntsman Corp.	2,284	47,073

LyondellBasell Industries NV Class A	2,751	201,456

Monsanto Co.	3,111	324,695

Solvay SA (Belgium)	166	24,894

Tronox, Ltd. Class A(S)	703	17,202

		1,291,126
Commercial banks (2.7%)

Comerica, Inc.	1,781	70,011

KeyCorp	15,754	179,596

Regions Financial Corp.	28,792	266,614

U.S. Bancorp	9,980	365,068

Wells Fargo & Co.	11,205	462,991

Zions Bancorp.(S)	4,262	116,864

		1,461,144
Commercial services and supplies (0.4%)

ADT Corp. (The)(NON)	1,027	41,758

Tyco International, Ltd.	4,444	155,451

		197,209
Communications equipment (2.0%)

Cisco Systems, Inc.	22,631	530,018

Polycom, Inc.(NON)	1,200	13,104

Qualcomm, Inc.	8,485	571,550

		1,114,672
Computers and peripherals (4.5%)

Apple, Inc.	4,313	2,056,266

Dell, Inc.	5,300	72,981

Hewlett-Packard Co.	6,610	138,678

NetApp, Inc.(S)	1,691	72,070

SanDisk Corp.(S)	2,353	140,027

		2,480,022
Construction and engineering (0.1%)

KBR, Inc.	800	26,112

		26,112
Construction materials (0.1%)

Eagle Materials, Inc.	100	7,282

Martin Marietta Materials, Inc.	600	58,902

		66,184
Consumer finance (0.6%)

American Express Co.	2,528	190,915

Capital One Financial Corp.	137	9,417

Discover Financial Services	2,770	139,996

		340,328
Containers and packaging (0.4%)

MeadWestvaco Corp.	3,442	132,104

Sealed Air Corp.	3,584	97,449

		229,553
Diversified financial services (5.6%)

Bank of America Corp.	36,741	507,026

Berkshire Hathaway, Inc. Class B(NON)	4,079	463,007

Citigroup, Inc.	16,504	800,609

CME Group, Inc.	3,656	270,105

JPMorgan Chase & Co.	20,083	1,038,090

		3,078,837
Diversified telecommunication services (0.8%)

Verizon Communications, Inc.	9,764	455,588

		455,588
Electric utilities (1.5%)

American Electric Power Co., Inc.	1,607	69,663

Duke Energy Corp.	2,542	169,755

Edison International	2,911	134,081

Exelon Corp.	500	14,820

FirstEnergy Corp.	4,039	147,222

NextEra Energy, Inc.	2,224	178,276

PPL Corp.	1,844	56,021

Southern Co. (The)	1,177	48,469

		818,307
Electrical equipment (0.7%)

Schneider Electric SA (France)	4,227	357,463

		357,463
Energy equipment and services (2.7%)

Baker Hughes, Inc.	3,800	186,580

Cameron International Corp.(NON)	720	42,026

Frank's International NV (Netherlands)(NON)	1,181	35,347

Halliburton Co.	5,149	247,924

McDermott International, Inc.(NON)	5,200	38,636

Oceaneering International, Inc.	131	10,642

Petrofac, Ltd. (United Kingdom)	8,440	191,973

Rowan Cos. PLC(NON)	1,200	44,064

Schlumberger, Ltd.	6,561	579,730

SPT Energy Group, Inc. (China)	102,000	51,510

Weatherford International, Ltd.(NON)	1,363	20,895

		1,449,327
Food and staples retail (1.8%)

Costco Wholesale Corp.	2,170	249,810

CVS Caremark Corp.	5,286	299,981

Wal-Mart Stores, Inc.	4,096	302,940

Walgreen Co.	805	43,309

Whole Foods Market, Inc.(S)	1,668	97,578

		993,618
Food products (1.5%)

ConAgra Foods, Inc.	531	16,111

General Mills, Inc.	510	24,439

Hershey Co. (The)(S)	725	67,063

Hillshire Brands Co.	1,905	58,560

Kellogg Co.	1,355	79,579

Kraft Foods Group, Inc.	2,680	140,539

Mead Johnson Nutrition Co.	1,588	117,925

Mondelez International, Inc. Class A	7,892	247,967

Pinnacle Foods, Inc.(S)	707	18,714

S&W Seed Co.(NON)(S)	2,183	18,272

Tyson Foods, Inc. Class A	499	14,112

WhiteWaves Foods Co. Class A(NON)	915	18,273

		821,554
Health-care equipment and supplies (2.0%)

Abbott Laboratories	3,455	114,671

Baxter International, Inc.	3,550	233,200

Boston Scientific Corp.(NON)	5,125	60,168

CareFusion Corp.(NON)	1,845	68,081

Covidien PLC	3,059	186,415

Intuitive Surgical, Inc.(NON)	85	31,983

Medtronic, Inc.	1,913	101,867

St. Jude Medical, Inc.	2,727	146,276

Tornier NV (Netherlands)(NON)	1,400	27,062

Zimmer Holdings, Inc.	1,500	123,210

		1,092,933
Health-care providers and services (2.1%)

Aetna, Inc.	1,520	97,310

Catamaran Corp.(NON)	8,260	379,547

Emeritus Corp.(NON)	3,500	64,855

Express Scripts Holding Co.(NON)	6,336	391,438

Humana, Inc.	600	55,998

McKesson Corp.	968	124,194

UnitedHealth Group, Inc.	400	28,644

		1,141,986
Hotels, restaurants, and leisure (2.0%)

Bloomin' Brands, Inc.(NON)	3,600	84,996

Krispy Kreme Doughnuts, Inc.(NON)	2,300	44,482

Marriott International, Inc. Class A	2,800	117,768

McDonald's Corp.	2,406	231,481

Penn National Gaming, Inc.(NON)(S)	2,345	129,819

Starbucks Corp.	3,298	253,847

Vail Resorts, Inc.	1,129	78,330

Wyndham Worldwide Corp.	2,908	177,301

		1,118,024
Household durables (0.7%)

D.R. Horton, Inc.(S)	3,900	75,777

Lennar Corp. Class A	1,300	46,020

PulteGroup, Inc.	5,929	97,829

Whirlpool Corp.	1,000	146,440

		366,066
Independent power producers and energy traders (0.6%)

AES Corp.	2,122	28,201

Calpine Corp.(NON)	6,921	134,475

NRG Energy, Inc.(S)	4,949	135,256

		297,932
Industrial conglomerates (1.0%)

Siemens AG (Germany)	4,286	516,398

		516,398
Insurance (2.5%)

American International Group, Inc.	7,237	351,935

Assured Guaranty, Ltd.	1,344	25,200

Chubb Corp. (The)	943	84,172

Genworth Financial, Inc. Class A(NON)	5,479	70,076

Hartford Financial Services Group, Inc. (The)(S)	4,070	126,658

Lincoln National Corp.	2,327	97,711

Marsh & McLennan Cos., Inc.	4,064	176,987

MetLife, Inc.	6,811	319,776

Travelers Cos., Inc. (The)	1,372	116,304

		1,368,819
Internet and catalog retail (1.7%)

Amazon.com, Inc.(NON)	1,594	498,348

Ctrip.com International, Ltd. ADR (China)(NON)	1,100	64,273

HomeAway, Inc.(NON)(S)	1,264	35,392

Netflix, Inc.(NON)	200	61,842

Priceline.com, Inc.(NON)	258	260,825

		920,680
Internet software and services (3.3%)

eBay, Inc.(NON)	7,018	391,534

Facebook, Inc. Class A(NON)	2,613	131,277

Google, Inc. Class A(NON)	1,127	987,151

Yahoo!, Inc.(NON)	9,322	309,118

		1,819,080
IT Services (2.7%)

Accenture PLC Class A	980	72,167

Alliance Data Systems Corp.(NON)	199	42,083

Cognizant Technology Solutions Corp.(NON)	1,599	131,310

Computer Sciences Corp.	4,442	229,829

Fidelity National Information Services, Inc.	3,128	145,264

IBM Corp.	1,358	251,474

MasterCard, Inc. Class A	89	59,877

Visa, Inc. Class A	2,897	553,617

		1,485,621
Leisure equipment and products (0.3%)

Brunswick Corp.	1,900	75,829

Hasbro, Inc.	2,139	100,832

		176,661
Life sciences tools and services (0.5%)

PerkinElmer, Inc.	1,900	71,725

Thermo Fisher Scientific, Inc.	2,364	217,843

		289,568
Machinery (0.1%)

Joy Global, Inc.(S)	883	45,068

Pall Corp.	244	18,798

Xylem, Inc.	478	13,351

		77,217
Media (4.5%)

CBS Corp. Class B	10,100	557,116

Comcast Corp. Class A	7,462	336,909

DIRECTV(NON)	2,700	161,325

DISH Network Corp. Class A	1,600	72,016

Liberty Global PLC Ser. C (United Kingdom)(NON)	3,500	264,005

Time Warner Cable, Inc.	2,100	234,360

Time Warner, Inc.	1,906	125,434

Twenty-First Century Fox, Inc.	2,243	75,141

Viacom, Inc. Class B	3,600	300,888

Walt Disney Co. (The)	4,762	307,101

		2,434,295
Metals and mining (0.4%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	2,569	84,983

Nucor Corp.(S)	2,000	98,040

Steel Dynamics, Inc.(S)	2,900	48,459

		231,482
Multi-utilities (1.0%)

Ameren Corp.	3,158	110,025

CMS Energy Corp.	2,889	76,038

Dominion Resources, Inc.	1,822	113,839

PG&E Corp.(S)	3,796	155,332

Sempra Energy	1,257	107,599

		562,833
Multiline retail (1.2%)

Dollar General Corp.(NON)	2,769	156,338

Macy's, Inc.	4,505	194,931

Nordstrom, Inc.(S)	1,872	105,206

Target Corp.	2,914	186,438

		642,913
Oil, gas, and consumable fuels (8.2%)

Anadarko Petroleum Corp.	4,508	419,199

Cabot Oil & Gas Corp.	3,494	130,396

Cameco Corp. (Canada)	1,200	21,684

Cheniere Energy, Inc.(NON)	2,600	88,764

Chevron Corp.	4,978	604,827

CONSOL Energy, Inc.	1,400	47,110

Energy Transfer Equity L.P.	3,311	217,798

EOG Resources, Inc.	1,000	169,280

Exxon Mobil Corp.	9,775	841,041

Marathon Oil Corp.	13,212	460,835

Occidental Petroleum Corp.	3,934	367,986

QEP Resources, Inc.	10,195	282,300

Royal Dutch Shell PLC ADR (United Kingdom)	5,686	373,456

Suncor Energy, Inc. (Canada)	11,916	426,354

		4,451,030
Paper and forest products (0.3%)

International Paper Co.	3,896	174,541

		174,541
Personal products (0.6%)

Coty, Inc. Class A(NON)	18,800	304,748

Herbalife, Ltd.	400	27,908

		332,656
Pharmaceuticals (5.8%)

AbbVie, Inc.	7,178	321,072

Actavis PLC(NON)	2,355	339,120

Allergan, Inc.	2,430	219,794

AstraZeneca PLC ADR (United Kingdom)(S)	3,248	168,669

Auxilium Pharmaceuticals, Inc.(NON)	7,468	136,142

Bristol-Myers Squibb Co.	2,419	111,951

Eli Lilly & Co.	5,981	301,024

Johnson & Johnson	7,316	634,224

Merck & Co., Inc.	6,766	322,129

Pfizer, Inc.	12,014	344,922

Sanofi ADR (France)(S)	2,700	136,701

Zoetis, Inc.	4,284	133,318

		3,169,066
Professional services (0.4%)

Nielsen Holdings NV	4,900	178,605

Verisk Analytics, Inc. Class A(NON)	828	53,787

		232,392
Real estate investment trusts (REITs) (2.0%)

Alexandria Real Estate Equities, Inc.	344	21,964

American Campus Communities, Inc.	1,262	43,097

American Homes 4 Rent Class A(NON)	2,700	43,605

American Tower Corp. Class A	3,423	253,747

AvalonBay Communities, Inc.	675	85,786

Equity Lifestyle Properties, Inc.	1,334	45,583

Plum Creek Timber Co., Inc.(S)	1,650	77,270

Prologis, Inc.	2,452	92,244

Public Storage	706	113,348

Simon Property Group, Inc.	1,044	154,752

Ventas, Inc.	2,480	152,520

Vornado Realty Trust	300	25,218

		1,109,134
Real estate management and development (0.2%)

Altisource Residential Corp. (Virgin Islands)	800	18,384

CBRE Group, Inc. Class A(NON)	3,801	87,917

		106,301
Road and rail (0.9%)

CSX Corp.(S)	6,500	167,310

Union Pacific Corp.	2,200	341,748

		509,058
Semiconductors and semiconductor equipment (2.8%)

Altera Corp.	700	26,012

Applied Materials, Inc.	9,700	170,138

Fairchild Semiconductor International, Inc.(NON)	8,800	122,232

Intel Corp.	12,300	281,916

KLA-Tencor Corp.	300	18,255

Lam Research Corp.(NON)	4,200	214,998

Magnachip Semiconductor Corp. (South Korea)(NON)	3,800	81,814

Maxim Integrated Products, Inc.	3,600	107,280

Micron Technology, Inc.(NON)	11,700	204,399

Texas Instruments, Inc.	1,919	77,278

Xilinx, Inc.(S)	4,200	196,812

		1,501,134
Software (2.9%)

Adobe Systems, Inc.(NON)	900	46,746

Electronic Arts, Inc.(NON)	1,800	45,990

Intuit, Inc.	1,400	92,834

Microsoft Corp.	19,115	636,721

Oracle Corp.	17,399	577,125

Red Hat, Inc.(NON)	3,400	156,876

		1,556,292
Specialty retail (2.5%)

Bed Bath & Beyond, Inc.(NON)	2,824	218,465

Best Buy Co., Inc.	2,872	107,700

Five Below, Inc.(NON)	2,000	87,500

Home Depot, Inc. (The)	4,800	364,080

Lowe's Cos., Inc.	4,999	238,002

Office Depot, Inc.(NON)	15,200	73,416

TJX Cos., Inc. (The)	4,970	280,258

		1,369,421
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.	1,810	112,781

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	1,742	129,814

NIKE, Inc. Class B	1,458	105,909

		348,504
Tobacco (2.8%)

Altria Group, Inc.	17,801	611,464

Philip Morris International, Inc.	10,700	926,513

		1,537,977
Trading companies and distributors (0.2%)

HD Supply Holdings, Inc.(NON)	1,900	41,743

WESCO International, Inc.(NON)(S)	1,122	85,867

		127,610
Water utilities (0.1%)

American Water Works Co., Inc.	854	35,253

		35,253

Total common stocks (cost $45,387,214)		$54,405,193

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	1,256	$81,376

Total convertible preferred stocks (cost $62,800)		$81,376

SHORT-TERM INVESTMENTS (5.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	2,916,031	$2,916,031

Putnam Short Term Investment Fund 0.06%(AFF)	232,323	232,323

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013	$24,000	23,999

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014	3,000	3,000

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014	13,000	12,993

Total short-term investments (cost $3,188,334)		$3,188,346

TOTAL INVESTMENTS

Total investments (cost $48,638,348)(b)		$57,674,915

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $2,746,018) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/18/13	$867,567	$859,743	$(7,824)
	Canadian Dollar	Sell	10/18/13	535,383	536,407	1,024
Citibank, N.A.
	Euro	Sell	12/18/13	1,353,257	1,349,868	(3,389)

Total						$(10,189)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	2,011	$—	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	$494

Total						$494

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $54,647,091.
(b)	The aggregate identified cost on a tax basis is $49,323,104, resulting in gross unrealized appreciation and depreciation of $9,062,988 and $711,177, respectively, or net unrealized appreciation of $8,351,811.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,589,791	$309,442	$1,899,233	$152	$—
	Putnam Short Term Investment Fund *	—	5,640,532	5,408,209	264	232,323
	Totals	$1,589,791	$5,949,974	$7,307,442	$416	$232,323
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,834,110.
The fund received cash collateral of $2,916,031, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,737 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,189 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$8,245,996	$—	$—
Consumer staples	5,000,533	—	—
Energy	5,900,357	—	—
Financials	8,843,709	—	—
Health care	7,044,025	—	—
Industrials	5,250,953	—	—
Information technology	9,956,821	—	—
Materials	1,992,886	—	—
Telecommunication services	455,588	—	—
Utilities	1,714,325	—	—
Total common stocks	54,405,193	—	—
Convertible preferred stocks	81,376	—	—
Short-term investments	232,323	2,956,023	—

Totals by level	$54,718,892	$2,956,023	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(10,189)	$—
Total return swap contracts	—	494	—

Totals by level	$—	$(9,695)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,024	$11,213
Equity contracts	494	—

Total	$1,518	$11,213

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$1,200,000
OTC total return swap contracts (notional)	$62,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

Offsetting of financial and derivative assets and liabilities
		Barclays Bank PLC	Citibank, N.A.	Deutsche Bank AG	Goldman Sachs Bank USA	Total

	Assets:
	OTC Total return swap contracts*#	$ -	$ -	$ 494	$ -	$ 494
	Forward currency contracts#	1,024	--	--	--	$ 1,024
	Securities on loan	--	--	--	2,834,110	$ 2,834,110

	Total Assets	$1,024	$--	$494	$2,834,110	$2,835,628

	Liabilities:
	Forward currency contracts#	$ 7,824	$ 3,389	$ -	$ -	$ 11,213

	Total Liabilities	$7,824	$3,389	$--	$--	$11,213

	Total Financial and Derivative Net Assets	$(6,800)	$(3,389)	$494	$2,834,110	$2,824,415
	Total collateral received (pledged)##†	$--	$--	$--	$2,916,031	$2,916,031
	Net amount	$(6,800)	$(3,389)	$494	$(81,921)	$(91,616)

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013